Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted (loss) income per share
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Numerator:
Net (loss) income attributable to Aptorum Group Limited	$(9,799,560)	$(25,048,389)	$6,311,340
Denominator:
Weighted average shares outstanding
– Basic	3,569,484	3,503,396	3,113,588
– Diluted	3,569,484	3,503,396	3,153,447

Net (loss) income per share attributable to Aptorum Group Limited
– Basic	$(2.75)	$(7.15)	$2.03
– Diluted	$(2.75)	$(7.15)	$2.00